RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of Risk Management [Abstract]
Disclosure of Risk Management [text block]
NOTE 4 – RISK MANAGEMENT

Grupo Aval and its subsidiaries in the financial sector such as Banco de Bogotá, Banco de Occidente, Banco AV Villas, Banco Popular and Corficolombiana manage risk pursuant to the applicable regulations in each country where they operate and according to Grupo Aval’s internal policies.

The risk framework requires that strong risk management practices are integrated in key strategic, capital and financial planning processes and day-to-day business processes across Grupo Aval, with a goal of ensuring risks are appropriately considered, evaluated and responded to in a timely manner. Grupo Aval employs a risk management process, referred to as identify, measure, monitor and control, as part of our daily activities, among all the risks Grupo Aval manage.

Lines of Defense: In addition to the role of Executive Officers in managing risk, the Management has have clear ownership and accountability across the three lines of defense: 1) First Line of defense: Business Units, 2) Second Line of defense: mainly concentrated in the Risk Management departments and 3) Third line of defense: Corporate Audit.

•
Business Units: Include the business lines as well as the Technology and Operations areas, and are responsible for appropriately assessing and effectively managing all of the risks associated with their processes.

•
Independent Risk Management Units: Risk management areas include risk management and compliance departments. We have other control functions that are not part these areas, but are key in the risk mitigation of non-financial risks, including Legal, Human Resources and certain activities within the Financial and Administrative processes.

•
Corporate Audit: Corporate Audit maintain their independence from the first and second lines of defense by reporting directly to the Audit Committee or the Board. Corporate Audit provides independent assessment and validation through testing of key processes and controls across the Group

The following sections outline the key risks that are inherent in business activities of our Banks and financial subsidiaries:

Economic or Financial risks

Credit risk: the risk of financial loss if a debtor fails to meet its contractual obligations.

Market risk: the risk of loss arising from potential adverse changes in the value of the financial subsidiaries assets and liabilities or future results, resulting from changes in market variables such as interest rates, foreign exchange rates, equity prices, commodity prices, implied volatilities or credit spreads; this includes the structural interest rate and foreign exchange risks.

Liquidity risk: the risk of being unable to meet contractual and contingent obligations or that the financial subsidiaries does not have the appropriate amount, composition and tenor of funding and liquidity to support its assets and liabilities requirements.

Capital risk: the risk that any of the banks and financial subsidiaries have an insufficient level and composition of capital to support its business activities and associated risks during both normal economic environments and under stressed conditions. Risk related to the management of capital requirements and adequacy.

Non-financial risks

Operational risk: the risk of loss resulting from inadequate or failed processes or systems, human factors, or due to external events that are neither market- nor credit related such as cyber and technology related events.

Conduct risk: risk derived from inappropriate practices in the dealings with customers, and the treatment of products offered to each particular customer and the adequacy thereof.

Compliance and regulatory risk: risk arising from non-compliance with the legal framework, internal rules or the requirements of regulators and supervisors.

Reputation risk: The risk that an action, transaction, investment or event will reduce trust in Grupo Aval integrity or competence by its various constituents, including clients, media, public opinion, counterparties, investors, regulators, employees and the broader public.

Strategic risk: risk resulting from changes in Grupo Aval’s strategy or business plan due to changes in general business conditions and risk associated with strategic decisions, such as investments. Strategic risk also includes the risk of poor implementation of decisions and lack of capacity to respond to changes in the business environment.

Objective and General Guidelines

Grupo Aval's and its financial subsidiaries objective is to maximize returns for its investors, through proper risk management. The guiding principles of risk management of Grupo Aval are as follows:

a)	Make risk management a part of every institutional process.
b)	Collective decision making for commercial lending of significant amounts by the Board of Directors.
c)	Extensive and in-depth market knowledge, as a result of our leadership and our experienced, stable and seasoned senior management.
d)	Clear risk management policies based on a top-down approach with respect to:
•	Compliance with know-your-customer policies.
•	Commercial loans credit structure based on a clear identification of sources of repayment and of cash flow generating capacity of the borrower.
e)	Use of common credit analysis tools and loan pricing tools across Grupo Aval's subsidiaries.
f)	Diversification of the commercial loan portfolio with respect to industries and economic groups.
g)	Specialization in consumer product niches.
h)	Extensive use of continuously updated scoring models to ensure quality growth of consumer loans.
i)	Conservative policies in terms of:
•	Trading portfolio composition with bias towards lower volatility instruments.
•	Proprietary trading, and
•	The variable compensation for the trading staff.

Risk Management

Grupo Aval´s risk management is based on the principles indicated in the section above and they are transmitted to all banking subsidiaries and business units. The risk management strategy is supported by the following guidelines:

a)
In all of Grupo Aval´s banking subsidiaries the risk function is independent of the business units. The segregation of functions between the business areas and the risk areas in charge of risk acceptance, measurement analysis, control and reporting provides sufficient independence and autonomy for proper risk control.

b)
The decision making process at the banking subsidiaries requires that transactions of significant amounts are sent to decision centers such as risk committees. The frequency of meetings of these committees ensures a high degree of agility regarding the resolution of proposals and continuous participation of senior management for administering the different risks.

c)
Grupo Aval has detailed manuals and policies for risk management. The business and risk groups of Grupo Aval hold regular orientation meetings based on approaches to risk that are consistent with Grupo Aval´s risk culture.

d)	Grupo Aval has implemented a risk limit system that is updated on a regular basis to address new conditions in the markets and the risks to which Grupo Aval is exposed.
e)	There are adequate information systems to monitor risk exposure on a daily basis, to ensure compliance with limits approval and, if necessary, to implement proper corrective actions.
f)	Key risks are analyzed on a regular basis, and not only when risks materialize or when problems occur during the normal course of business.
g)
Grupo Aval offers adequate, permanent training courses on risk culture. These courses are given at every level within the organization. It also has remuneration plans for certain employees, depending on their adherence to the risk culture.

h)	A risk culture integrated throughout the organization, consisting on a series of attitudes, values, skills and guidelines to action.

Corporate Structure of the Risk Function

Governance of the risk function seeks to ensure that risk decisions are taken appropriately and efficiently and that risks are effectively controlled. The goal is to guarantee that risks are managed in accordance with the guidelines set forth by Grupo Aval. The corporate structure for risk management at the banking subsidiaries is comprised of the following, top-level risk governance bodies:

•	Aval Board of Directors
•	Risk Corporate Unit
•	Board of Directors
•	Risk committees
•	Risks vice-presidency
•	Risk management administrative processes
•	Internal Audit Departments

Responsibility for the control and management of risk and, in particular, for the setting of Grupo Aval's risk tone rests ultimately with the Board of Directors of Grupo Aval. The Board has the powers to delegate to the various committees. The Board is supported by a comprehensive structure of risk management committees at different banks.

Aval Board of Directors

The Board of Directors is the body responsible for establishing the risk profile or tone, approving the general scope for risk management, monitoring its actual risk profile and ensuring consistency between them.

Risk Corporate Unit

Lead by Grupo Aval CRO, Grupo Aval has a corporate risk unit which main functions include among others: 1) Identification and definition of best practices for corporate risks management; 2) Support the board and the banking and financial subsidiaries in the construction of the risk appetite; 3) Identify, measure and monitoring of risks that may exceed the appetite for risk defined at the Conglomerate level.4) State and ensure the accomplishment of policies and guidelines that ensure a sound risk exposure.

Board of Directors

The Boards of Directors of the banking subsidiaries of Grupo Aval are responsible for adopting the following decisions, among others, with respect to the proper organization of each entity’s risk management system:

•	Define and approve the general policies and strategies related to the internal control system for risk management.
•	Approve the entity’s policies in relation to the management of different risks.
•	Approve trading and counterparty limits, in accordance with defined attributions.
•	Approve exposure limits for different types of risks.
•	Approve different procedures and methodologies for risk management.
•	Ensure the assignment of the human resources and physical and technical resources required for effective risk management.
•	Set forth the responsibility and attributes assigned to the different positions and areas in charge of risk management.
•	Create and define the functions of the committees that are needed to ensure the proper organization, control and monitoring of operations that generate risk exposure.
•	Approve internal control systems for risk management.
•	Require management of the Grupo Aval subsidiaries to submit periodic reports on the levels of exposure to several risks.
•	Evaluate recommendations and corrective actions proposed for risk management processes.
•	Require a variety of periodic reports from management on the levels of exposure to different risks.
•	Conduct monitoring and follow-up at regular board meetings, based on periodic risk-management reports submitted by the Audit Committee on measures taken to control or mitigate the more relevant risks.
•	Approve the nature and scope of the strategic business and markets in which each subsidiary will operate.

Risk Committees

Grupo Aval´s banks, financial companies and banking subsidiaries have, among others, committees for credit risk and treasury risk comprising members of the Board of Directors which periodically discuss, measure, control and analyze the credit risk management system (SARC for its initials in Spanish) and the market risk management systems (SARM for its initials in Spanish). The banking subsidiaries also have an asset-liability committees (ALCO) which make decisions regarding asset and liability management and evaluates de effectivemens of the liquidity risk management system (SARL for is initials in Spanish). The analysis and follow-up of the operating risk management system and the management of the business continuity plan (SARO-PCN for its initials in Spanish) are carried out by management and the Audit Committee. Compliance of legal risks is monitored by the General Secretaries of each bank. The functions of these committees include, among others, the following:

•	Proposing to the Board of Directors adequate policies for managing the risks that concern each committee and the applicable business processes and methodologies.
•	Review systematically the entity’s exposure to risks and take any corrective actions if as necessary.
•	Ensuring that actions of each business unit in relation to risk management are consistent with previous defined levels of risk appetite.
•	Approve the decisions that are within the approval limites established for each committee by the Board of Directors of the banking and financial subsidiaries.

I.	Integrated Risk Management Committee of the banking and financial subsidiaries

The objective of these committees is to establish policies, procedures and strategies for comprehensive management with respect to credit, market, liquidity, operational, money laundering and terrorism financing risks. Its main duties involve:

•	Measuring the entity’s comprehensive risk profile.
•	Designing systems to monitor and follow up on levels of exposure to the different risks the entity faces.
•
Reviewing and proposing to the Board of Directors the level of tolerance and degree of exposure to risk the entity is willing to assume in the course of its business. This implies evaluating alternatives to align risk appetite in the various risk management systems.

•	Assessing the inherent risks involved in entering new markets, products, segments and countries, among others.

II.	Credit and Treasury Risk Committee of the banking and financial subsidiaries

The purpose of these committees is to discuss, measure, control and analyze the credit risk and the market risk management systems (SARC and SARM for their initials in Spanish). Its primary duties involve:

•	Monitoring the credit and treasury risk profile to ensure the level of risk remains within established parameters, pursuant to the entities risk limits and policies.
•	Evaluating incursion into new markets and new products.
•	Assessing policies, strategies and rules of procedure in commercial activities with respect to both treasury and credit.
•	Ensuring that risk management and measurement methodologies are appropriate, given the characteristics and activities of the entity.

III.	Assets and Liabilities Committee of the banking and financial subsidiaries

The objective of these committees is to support senior management by establishing risk policies, limits and systems to monitor and measure the effectiveness of the liquidity risk management systems (SARL for its initial in Spanish):

•	Establishing adequate procedures and mechanisms for liquidity risk management.
•	Monitoring liquidity risk exposure reports.
•	Identify the origin of risk exposure through sensitivity analysis, in order to assess the probability of lower returns for the entity or assess the necessity of new liquidity resources.

IV.	Audit Committee of Aval and Audit Committees of Banking and Financial Subsidiaries:

The Audits Committees´s principal objective is to evaluate and monitor the Internal Control System.

The following are the description of the functions for these committees:

•	Proposing for approval of the Board of Directors the structure, procedures and methodologies required for the operation of the Internal Control System.
•
Assessing the structure of the internal control of the entity, in order to establish if the procedures are designed reasonably to protect its assets, as well as those of third parties under its administration and custody. Understand if there are existing controls to verify that transactions are being properly authorized and registered. For such purpose, the areas in charge of the administration of the various systems of risk, the Statutory Auditor and the Internal Auditor submit the established periodical reports to the Committee as well as other reports that the members of the Committee may require.

•	Performing a follow-up of risk exposure levels taking into account the consequences for the entity and the measures adopted for their control or mitigation.

Risk Vice Presidency of the banking and financial subsidiaries

The Risk Vice-Presidency of the banking and financial subsidiaries have among others the following functions:

1.	Oversee adequate compliance of the policies and procedures established by the Board of Directors and the various committees for risk management.

2.	Designing methodologies and procedures to be followed by the administration for risk management.
3.	Establishing ongoing monitoring procedures to allow timely identification of any deviation relating to compliance of the policies established for risk management.
4.
Preparing timely reports for the different risk committees, the Board of Directors of each bank and for the government entities in charge of control and supervision of financial institutions in connection with compliance of risk policies.

Administrative Processes of Risk Management

In accordance with the respective business models, each banking subsidiary of Grupo Aval has well defined structures and procedures, including manuals on administrative processes that take into consideration the business model and risk asummed by each entity to be followed for managing different risks. The entities use the different technological tools, for the analysis, monitoring and control of the various risks.

Internal Audit

The Internal audit units at each bank are ran independently from the administration. In the course of performing their functions, they carry out periodic independent compliance assessments of risk management policies and procedures. Reports are submitted directly to the audit committees, which are responsible for the follow-up with the Bank’s administration regarding the corrective measures to be taken.

The Corporate control function supervises the compliance of our subsidiaries with corporate policies Additionally, the corporate controller who oversees the meetings of the audit committees of the most significant subsidiaries. The units he runs performs periodic independent audits of Grupo Aval´s subsidiaries to monitor their compliance with risk management policies. His reports are presented directly to senior management at each of the subsidiaries and to the corresponding audit committees including the audit committee of the holding company.

Grupo BAC Credomatic

Grupo BAC Credomatic (hereinafter referred to as BAC), whose main operations are located in Central America, is consolidated as part the parent company Banco de Bogotá through its subsidiary Leasing Bogotá Panamá. BAC has its own policies, functions and risk management procedures, subject to approval by Banco de Bogotá.

Risk management and periodic risk surveillance are carried out through the following bodies of corporate governance which were, established both at a regional level as well as in the countries where Grupo BAC Credomatic operates: Committee of Integral Risk Management, Committee of Assets and Liabilities (ALCO), Committee of Compliance, Credit Committee, Investment Committee and Audit Committee.

Regarding credit risk management, BAC has a centralized structure, led by a Chief Risk Officer (CRO), who reports to its CEO.  The Regional Credit Committee, whose members include the CEO, the CRO, and four members of the administration of Grupo Aval and Banco de Bogota, is responsible for submitting credit policies and procedures at a regional level for the Board of Directors approval.  This committee is responsible for monitoring the loan portfolio. The regional credit committee is also responsible for the final decision on loans which exceed the credit limits delegated to the individual countries. While local risk managers report to the local head, observance of regional policies and procedures is reported to the CRO.

With regard to market risk, BAC manages an investment policy and asset and liability policy at a regional level, setting guidelines for  establishing country and counterparty risk limits, as well as limits to foreign currency positions and guidelines for liquidity risk management, interest rate and exchange rate risks. The Regional Committee of Assets and Liabilities, which is integrated by members of the Board of Directors of BAC, is responsible for the establishment of regional risk management policies.

Control environment

The risk management model of the banking subsidiaries has a control environment that ensures the appropriate control for all risks and provides an integrated view thereof. This control is performed at all of the business segments and for each type of risk in order to ensure that the exposures and overall risk profile are within the framework of the mandates established by both the Board of Directors and the regulators. The main elements ensuring effective control are:

•	The allocation of responsibilities in risk-generating functions through decision-making and due control of their activity.
•	Specialized control of each risk factor.
•	The supervision and aggregate integration of all risks.
•	The assessment of control mechanisms.
•	Independent assessment by internal audit.

4.1	Credit Risk

4.1.1	Consolidated Credit Risk Exposure

Grupo Aval´s subsidiaries are exposed to credit risk, consisting of the risk of financial loss as a result of the failure of the debtor to meet its contractual obligations in financial transactions on a timely and complete manner. Exposure to credit risk for Grupo Aval and its subsidiaries is a result of credit activities and transactions with counterparties.

The maximum exposure to credit risk of Grupo Aval, at a consolidated level is reflected in the carrying value of financial assets in the statement of financial position of Grupo Aval as of December 31, 2017 and 2016 as follows:

Account	December 31, 2017		December 31, 2016
Assets
Cash and cash equivalents (**)	Ps.	16,531,811	Ps.	17,294,457

Financial assets held for trading		2,650,536		2,343,902
Financial instruments available-for-sale		17,790,127		17,662,733
Financial instruments held-to-maturity		2,899,039		2,570,486
Other financial assets at fair value through profit or loss		2,282,611		2,072,674
Derivatives instruments		328,392		502,209
Hedging derivatives		55,261		128,479
Loans and receivables
Commercial		99,428,894		93,149,211
Consumer		50,382,895		46,927,997
Mortgage		16,151,299		14,683,537
Microcredit		409,688		399,431
Other accounts receivable		4,466,134		3,719,672
Total financial assets with credit risk	Ps.	213,376,687	Ps.	201,454,788
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		3,495,921		3,510,546
Credit commitments		23,727,317		24,077,175
Total exposure to credit risk outside of the statement of financial position	Ps.	27,223,238	Ps.	27,587,721
Total maximum exposure to credit risk	Ps.	240,599,925	Ps.	229,042,509

(**) Not including funds in custody by the entity (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities.

For guarantees and commitments to extend the credit amounts, the maximum exposure credit risk is the amount of the commitment. Credit risk is mitigated by guarantees and collaterals as described below.

4.1.2	Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements

The exposure to credit risk for each of Grupo Aval´s banking subsidiaries is reduced by collateral and other credit enhancements. The existence of guarantees can be a necessary measure but not a determinant for the approval of a credit. Credit risk policies of Grupo Aval require an evaluation of the debtor’s payment capacity based on the debtor´s ability to generate the resources needed for the timely and complete payment of its obligations.

Credit risk management is organized into three different levels at the banking subsidiaries of Grupo Aval:

•
Analysis of credit risk: For commercial lending it is based on tools for the individual evaluation of credits based on payment capacity based on cash generation, and credit rating models based on the historical and projected financial condition and on the payment history of the debtor with the financial sector. For consumer lending (including mortgages and auto financing), scoring models are based on sociodemographic variables and payment history.

•
Establishment of guarantees with appropriate debt coverage in accordance with the credit policies of each bank. Guarantees include mortgages on real estate, pledge on assets, including cash deposits and investments.

•	Evaluation of the liquidity of the guarantees received.

The methods used for the evaluation of guarantees are aligned with the market practices and include the use of independent real estate appraisers, the market value of securities or the valuation of companies issuing the securities. All guarantees must be legally evaluated and drafted following the parameters of applicable legal regulations.

4.1.2.1	Credit risk parameters

At the banking subsidiaries level, the assessment of customers or transactions using rating or scoring systems constitutes a judgment of their credit quality, which is quantified through the Probability of Default (PD).

In addition to customer assessment, the quantification of credit risk requires the estimation of other parameters, such as Exposure at Default (EAD) and the percentage of EAD that will not be recovered (Loss Given Default - LGD). Other relevant factors are taken into account in estimating the risk involved in transactions, such as the quantification of off-balance-sheet risk, which depends on the type of product, the Loss Identification Period (LIP) or the analysis of expected recoveries, which is related to the guarantees provided and other characteristics of the transaction such as product type, term, etc.

The PD, LGD and EAD are the main credit risk parameters. Their combination is used in the calculation of the incurred loss. This loss is considered an additional cost of the activity, which is reflected in the risk premium.

For all other portfolios, parameter estimates are based on Grupo Aval internal experience. The PD is calculated by observing the cases of new arrears in relation to the non-default population in a previous observation point.

The LGD calculation is based on the observation of the recoveries of loans in default, taking into account not only the income and expense associated with the recovery process, but also the timing when the income and expenses take place.

EAD is estimated by comparing the use of committed facilities at the time of default and their use under normal (performing) circumstances, to identify the actual use of the facilities at the time of default.

As of December 31, 2017 and 2016, the following chart shows the detail of the credit portfolio per type of guarantees received as support of credits issued by Grupo Aval at a consolidated level:

December 31, 2017	Commercial		Consumer		Mortgages		Microcredit		Finance Leases (1)		Total
Unsecured credits	Ps.	51,074,506	Ps.	42,566,151	Ps.	6,859	Ps.	275,701	Ps.	52,179	Ps.	93,975,396
Loans secured by other banks		350,562		4,284		-		-		4,803		359,649
Collateralized credits:
Mortgages		865,857		62,174		15,025,672		4,811		6,127		15,964,641
Other real estate		13,126,277		1,248,808		4,290		1,168		120,909		14,501,452
Investments in equity instruments		433,041		1,077		-		-		-		434,118
Deposits in cash or cash equivalents		2,172,911		141,891		-		101		-		2,314,903
Leased machineries and vehicles		-		-		-		-		9,151,139		9,151,139
Fiduciary agreements, stand by letters and guarantee funds		8,129,469		36,204		64,250		102,698		364,938		8,697,559
Pledged income		3,032,277		266		22		-		11,478		3,044,043
Pledges		3,859,626		5,728,752		1,597		1,290		20,452		9,611,717
Other assets		6,491,968		366,524		843		23,919		1,434,905		8,318,159
Total gross credit portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776

December 31, 2016	Commercial		Consumer		Mortgages		Microcredit		Finance Leases (1)		Total
Unsecured credits	Ps.	48,506,261	Ps.	39,350,056	Ps.	3,034	Ps.	270,027	Ps.	42,964	Ps.	88,172,342
Loans secured by other banks		413,049		3,145		-		-		4,779		420,973
Collateralized credits:
Mortgages		811,440		59,206		13,746,499		5,388		6,391		14,628,924
Other real estate		12,317,032		1,155,760		4,365		1,373		108,571		13,587,101
Investments in equity instruments		503,141		1,779		-		-		-		504,920
Deposits in cash or cash equivalents		1,987,187		149,516		-		-		-		2,136,703
Leased machineries and vehicles		-		-		-		-		9,254,960		9,254,960
Fiduciary agreements, stand by letters and guarantee funds		7,873,687		41,526		25,818		120,771		353,179		8,414,981
Pledged income		3,066,559		451		-		-		5,741		3,072,751
Pledges		5,308,416		5,570,825		1,587		1,659		4,267		10,886,754
Other assets		2,404,344		380,125		130		213		1,294,955		4,079,767
Total gross credit portfolio	Ps.	83,191,116	Ps.	46,712,389	Ps.	13,781,433	Ps.	399,431	Ps.	11,075,807	Ps.	155,160,176

(1)	See Note 11.

4.1.3	Policies to prevent excessive credit-risk concentration

In order to prevent excessive concentrations of credit risk at an individual, economic group, country or economic sectors level, each bank of Grupo Aval maintains updated indices to limit concentration. The exposure limit by a banking subsidiary of Grupo Aval to an individual client or economic group depends on the risk profile of the client (or economic group), the nature of the risk of the debtor and the experience of each banking subsidiary in a specific market or sector.

Concentration risk control is key to the risk management process. Grupo Aval´s banking subsidiaries continually monitors the degree of credit risk concentration by sector and customer group.

In order to avoid credit risk concentration at Grupo Aval level, management relies on the banking subsidiaries Risk Vice-Presidency, which consolidates, and monitors the credit risk exposures of all banks, to determine the maximum levels of concentration.

Pursuant to Colombian regulations, banks in Colombia cannot grant unsecured loans to borrowers, which on a combined basis exceed 10% of the bank´s regulatory capital calculated according to the regulations of the Superintendency of Finance. Loans maybe more than 10% of the regulatory capital of the bank when they are secured by acceptable guarantees.

The detail of credit risk at the level of Grupo Aval in the different geographic areas determined according to the domicile of the debtor, without taking into consideration loan loss provisions as of December 31, 2017 and 2016 is as follows.

December 31, 2017	Commercial		Consumer		Mortgages		Microcredit		Finance Leases (1)		Total
Colombia	Ps.	61,960,497	Ps.	32,878,650	Ps.	5,674,640	Ps.	409,688	Ps.	10,289,156	Ps.	111,212,631
Panamá		4,877,646		4,852,539		2,154,504		-		121,838		12,006,527
United States		6,433,333		736		10		-		-		6,434,079
Costa Rica		3,833,906		4,848,689		3,868,474		-		712,686		13,263,755
Nicaragua		2,228,138		1,307,042		403,191		-		6,052		3,944,423
Honduras		2,794,260		1,736,449		740,113		-		3,251		5,274,073
El Salvador		1,746,193		2,267,152		897,404		-		9,747		4,920,496
Guatemala		4,807,329		2,264,791		1,365,197		-		24,200		8,461,517
Other countries		855,192		83		-		-		-		855,275
Total gross credit portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776

(1)	See Note 11.

December 31, 2016	Commercial		Consumer		Mortgages		Microcredit		Finance Leases (1)		Total
Colombia	Ps.	58,561,329	Ps.	30,523,917	Ps.	4,822,806	Ps.	399,431	Ps.	10,244,275	Ps.	104,551,758
Panamá		4,839,734		4,650,419		2,067,375		-		127,976		11,685,504
United States		5,186,307		436		16		-		-		5,186,759
Costa Rica		3,329,869		4,390,441		3,674,158		-		665,281		12,059,749
Nicaragua		2,148,814		1,237,205		390,003		-		7,164		3,783,186
Honduras		2,292,105		1,597,280		720,987		-		3,867		4,614,239
El Salvador		1,499,044		2,076,588		873,870		-		11,977		4,461,479
Guatemala		4,455,244		2,080,065		1,232,218		-		15,267		7,782,794
Other countries		878,670		156,038		-		-		-		1,034,708
Total gross credit portfolio	Ps.	83,191,116	Ps.	46,712,389	Ps.	13,781,433	Ps.	399,431	Ps.	11,075,807	Ps.	155,160,176

(1)	See Note 11.

Below is the credit portfolio distribution of Grupo Aval by economic sector as of December 31, 2017 and 2016:

Sector	December 31, 2017%			December 31, 2016%
Agricultural	Ps.	3,940,981	2%	Ps.	3,734,625	2%
Mining products and oil		2,377,188	1%		2,018,219	1%
Food, beverage and tobacco		8,165,975	5%		7,273,602	5%
Chemical production		5,672,310	3%		5,276,248	4%
Other industrial and manufacturing products		4,469,427	3%		4,576,173	3%
Government		3,579,838	2%		3,629,849	2%
Construction		10,313,655	7%		9,959,536	7%
Trade and tourism		2,182,437	1%		2,025,206	1%
Transportation and communications		7,566,374	5%		7,814,741	5%
Public services		5,421,328	3%		5,160,778	3%
Consumer services		70,947,936	43%		66,157,872	43%
Commercial services		38,788,363	23%		34,587,323	22%
Other		2,946,964	2%		2,946,004	2%
Total of each economic sector	Ps.	166,372,776	100%	Ps.	155,160,176	100%

4.1.4	Sovereign Risk

As a general rule, Grupo Aval considers sovereign risk to be the risk assumed in deposits  with Central Banks (including the mandatory deposits), investments in debt issues of the Colombian Government and the risk arising from transactions with public sector entities that have the following features: their funds are obtained only from fiscal income; they are legally recognized as entities directly included in the government sector; and their activities are of a non-commercial nature.

Sovereign risk exposure arises mainly from Grupo Aval’s banking subsidiaries obligations to maintain certain mandatory deposits in Central Banks and from the fixed-income portfolios held as part of the on-balance-sheet structural interest rate risk management strategy and in the trading books of the treasury department. The majority of these exposures are denominated in pesos and are financed through peso denominated repurchase agreements or customer deposits.

As of December 31, 2017 and 2016, the investment portfolio of financial assets in debt instruments is comprised mainly of securities issued and guaranteed by entities of the Republic of Colombia, which represent 61.26% and 65.02%, respectively of the total portfolio.

Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2017			December 31, 2016
			%			%
Investment grade (1)
Chile	Ps.	24,932	0.19%	Ps.	-	0.00%
Colombia		10,716,568	82.81%		11,562,492	84.04%
Mexico		-	0.00%		9,126	0.07%
Panama		617,126	4.78%		530,055	3.85%
USA		57,120	0.44%		24,808	0.18%
	Ps.	11,415,746	88.22%	Ps.	12,126,481	88.14%
Speculative (2)
Argentina		-	0.00%		3,246	0.02%
Costa Rica		1,018,737	7.87%		951,809	6.92%
El Salvador		76,682	0.59%		85,626	0.62%
Guatemala		56,808	0.44%		195,876	1.42%
Honduras		372,237	2.88%		394,184	2.87%
Nicaragua		550	0.00%		863	0.01%
	Ps.	1,525,014	11.78%	Ps.	1,631,604	11.86%
	Ps.	12,940,760	100.00%	Ps.	13,758,085	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2017			December 31, 2016
			%			%
Investment Grade (1)	Ps.	-	0%	Ps.	-	0%

Speculative (2)
Costa Rica	Ps.	207,474	14.92%	Ps.	124,695	20.33%
Guatemala		876,271	63.00%		335,900	54.76%
Honduras		158,990	11.43%		30,891	5.04%
Nicaragua		148,234	10.66%		121,971	19.87%
	Ps.	1,390,969	100.00%	Ps.	613,457	100.00%
Total sovereign risk	Ps.	14,331,729		Ps.	14,371,542

(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard &; Poor’s from A1 to A3.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard &; Poor’s from B1 to D.

4.1.5	Loan and Counterparty Approval Process for banking subsidiaries

Each of Grupo Aval´s banking subsidiaries assumes the credit risk for both: the credit activity itself, which includes commercial, consumer, residential mortgage and microcredit credit operations; and treasury activities, including interbank loans, investment portfolio management, derivatives and foreign currency trading activities, among others. Despite being independent businesses, the nature of insolvency risk of the borrower or counterparty is similar and therefore the criteria in which they are evaluated is similar.

The principles and rules for credit management and credit risk for each bank are contained in the credit manual, both for traditional banking activity and treasury activity. Evaluation criteria to measure credit risk follows the principal instructions set forth by the Treasury and Credit Risk Committees.

The maximum authority regarding credits is the Board of Directors for each bank, which orients the general policy and has the capacity to grant the highest levels of credits allowed. In the normal banking operation, authorizations for approval of loans and lines of credit depend on the amounts, credit quality, tenor and guarantees offered by the client. The Board of Directors of each bank has delegated part of its credit authorities to different committees and executives who process the credit requests and are responsible for the analysis and follow-up.

Regarding the operations for treasury activities, the Board of Directors approves the lines of credit for counterparts. Risk control is carried out through essentially three mechanisms: annual approval of lines of credit and daily control, quarterly solvency evaluations for issuers and a report on concentrations for each client or economic group.

Additionally, for the approval of credits certain considerations are taken into account, including but not limited to the probability of default, counterpart lines of credit, and recovery percentage of guarantees received, tenor and concentration by economic sector.

Althought each bank is responsible for its credit decisions and risk management, Grupo Aval as a holding, through the Corporate Risk Unit oversee the implementation of appropriate risk management controls at our banks and have established upward loan reporting processes. Our risk management staff meets on a weekly basis to discuss our subsidiaries´ loan portfolio, developments in industry, risks and opportunities. Grupo Aval also coordinates loan syndication among our banks to effectively leverage the combined equity of our banks and manage any risk issues.

Each bank has a Credit Risk Management System (SARC), which is administered by the credit vice-presidency, and includes, among others, the design, implementation and evaluation of policies and risk mechanisms defined by the Credit and Treasury Risk Committee and the Board of Directors. The operation of the SARC has resulted in the integration of risk measurement tools into the credit approval process in each of the banking subsidiaries.

Each banking subsidiary, has at least two models for evaluating credit risk for the approval of consumer loans (including mortgage loans and auto loans): the financial ratings model, statistical models based on financial information of the client, which are used in the approval process and for the management and follow-up of the portfolio. The second model is based on the client´s financial ratings and its historical payment behavior with the bank, used in the process of client rating.

4.1.6	The Credit-risk Monitoring Process and Credit rating of the loan portfolio

The monitoring process and follow-up of credit risk of each bank is carried out in several steps including the follow-up and management of daily collections based on overdue portfolio analysis by ages, risk level rating, permanent follow-up of high risk clients, restructuring processes of operations and the receipt of goods received as payment.

On a daily basis, banks generate a list of past due loans and based on such analysis, different bank personnel carries out collection procedures by telephone calls, emails, or written collection.

As of December 31, 2017 and 2016, a summary of the overdue portfolio by days past due is as follows:

			Arrears but not impaired
December 31, 2017	Current not impaired		From 1 to 30 days		From 31 to 60 days		From 61 to 90 days		Total in arrears but not impaired		Total impaired		Total portfolio

Commercial	Ps.	84,001,847	Ps.	1,062,814	Ps.	124,401	Ps.	91,658	Ps.	1,278,873	Ps.	4,255,774	Ps.	89,536,494
Consumer		44,677,006		1,881,589		593,525		295,676		2,770,790		2,708,335		50,156,131
Mortgage		13,886,169		536,926		165,971		69,120		772,017		445,347		15,103,533
Microcredit		296,613		38,827		9,285		6,230		54,342		58,733		409,688
Finance Leases (1)		10,010,568		401,444		50,032		26,855		478,331		678,031		11,166,930
Total loan portfolio value	Ps.	152,872,203	Ps.	3,921,600	Ps.	943,214	Ps.	489,539	Ps.	5,354,353	Ps.	8,146,220	Ps.	166,372,776

			Arrears but not impaired
December 31, 2016	Current not impaired		From 1 to 30 days		From 31 to 60 days		From 61 to 90 days		Total in arrears but not impaired		Total impaired		Total portfolio

Commercial	Ps.	78,780,803	Ps.	905,756	Ps.	109,524	Ps.	59,929	Ps.	1,075,209	Ps.	3,335,104	Ps.	83,191,116
Consumer		42,078,345		1,649,188		508,195		245,185		2,402,568		2,231,476		46,712,389
Mortgage		12,736,550		525,900		117,856		51,894		695,650		349,233		13,781,433
Microcredit		284,455		44,216		8,705		6,455		59,376		55,600		399,431
Finance Leases (1)		9,978,928		514,646		34,805		20,623		570,074		526,805		11,075,807
Total loan portfolio value	Ps.	143,859,081	Ps.	3,639,706	Ps.	779,085	Ps.	384,086	Ps.	4,802,877	Ps.	6,498,218	Ps.	155,160,176

(1)	See Note 11

On a quarterly basis each bank evaluates, the commercial portfolio by economic sectors, where macro-sectors are evaluated with the purpose of monitoring the concentration per economic sector and the risk level of each.

Every six-months each bank carries out an individual analysis of the credit risk with current balances greater than Ps. 2,000 based on updated financial information of the client, payment record, guarantees received and credit bureau reports; based on the information, clients are classified by risk level: Category A-Normal, B-Subnormal, C-Deficient, D-Doubtful recovery and E- Unrecoverable. Each of the risk categories is explained as follows:

Category A — “Normal risk”: Loans and finance leases in this category are appropriately serviced. The debtor’s financial statements or its projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity.

Category B — “Acceptable risk, above normal”: Loans and finance leases in this category are adequately serviced and protected. But there are weaknesses which may potentially affect, on a transitory or permanent basis, the debtor’s paying capacity or its projected cash flows, to the extent that, if not timely corrected, would affect the collection of the credits as contracted.

Category C — “Appreciable risk”: Loans and finance leases in this category have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations.

Category D — “Significant risk”: Loans and finance leases in this category have the same deficiencies as loans in category C, but to a larger extent; consequently, the probability of collection is highly doubtful.

Category E — “Risk of nonrecoverability”: Loans and finance leases in this category are deemed uncollectible.

For mortgage and microcredits, the previous classification by risk levels is carried out monthly considering the number of days past due.

The credit risk exposure is administered through a periodic analysis of the ability of the borrowers or potential borrowers to determine the repayment capacity of capital and interests. The credit risk exposure is also mitigated partly by obtaining collateral, corporate and personal guarantees.

As of December 31, 2017 and 2016, the following is a summary of the portfolio credit by risk level rating.

	December 31, 2017		December 31, 2016
Commercial
“A” Normal Risk	Ps.	82,217,135	Ps.	77,930,507
“B” Acceptable Risk		2,093,079		1,996,137
“C” Appreciable Risk		2,735,103		1,818,112
“D” Significant Risk		1,620,293		910,746
“E” Risk of nonrecoverability		870,884		535,614
		89,536,494		83,191,116
Consumer
“A” Normal Risk		45,794,015		42,956,173
“B” Acceptable Risk		1,364,520		1,240,377
“C” Appreciable Risk		1,232,881		1,169,752
“D” Significant Risk		1,256,089		984,334
“E” Risk of nonrecoverability		508,626		361,753
		50,156,131		46,712,389
Mortgage
“A” Normal Risk		14,208,051		13,104,010
“B” Acceptable Risk		324,925		247,334
“C” Appreciable Risk		326,237		234,954
“D” Significant Risk		79,707		62,383
“E” Risk of nonrecoverability		164,613		132,752
		15,103,533		13,781,433
Microcredit
“A” Normal Risk		341,194		337,391
“B” Acceptable Risk		11,871		11,687
“C” Appreciable Risk		6,742		9,432
“D” Significant Risk		7,342		7,523
“E” Risk of nonrecoverability		42,539		33,398
		409,688		399,431
Financial leasing
“A” Normal Risk		9,874,243		10,136,530
“B” Acceptable Risk		489,323		443,437
“C” Appreciable Risk		394,534		206,397
“D” Significant Risk		309,726		211,983
“E” Risk of nonrecoverability		99,104		77,460
Financial leasing portfolio gross balance	Ps.	11,166,930	Ps.	11,075,807
Gross balance of financial assets per credit portfolio	Ps.	166,372,776	Ps.	155,160,176

Based on the foregoing classifications, each bank prepares a list of clients who potentially could have an important impact on the financial results and assigns the staff to monitor each customer individually. This process includes working together to find solutions that will enable the debtor to meet its obligations.

4.1.7	Troubled debt restructuring business process.

Each banking subsidiary of Grupo Aval periodically carries out, at the request of the client, restructurings of obligations which have become troubled. Such restructurings generally consist of extensions of tenors, decrease of interest rates, partial write-off of indebtedness or payment with assets of the debtor or guarantor.

Our banking subsidiaries follow highly rigorous definitions and policies in this management process, so that it is performed in accordance with the best practices and in strict compliance with regulatory requirements. In connection to this, Grupo Aval´s banking subsidiaries have a detailed policy with regard to the aforementioned transactions.

The objective of granting such restructurings is to provide the client with a viable alternative to meet its obligations to the bank and to adapt to changing conditions.

When a loan is restructured due to a debtor´s financial difficulties, the debt is flagged within the records of each bank as a restructured credit in accordance with the regulations of the Superintendency of Finance. The restructuring process has a negative impact on the debtor’s rating, which can only be improved when the client has complied during a prudent period with the terms of the restructurings, its financial condition has improved or when sufficient additional guarantees have been obtained.

Restructured loans are included for impairment evaluation and determination of provisions. However, the marking of a credit as restructured does not necessarily imply its rating is impaired, because in some cases new guarantees are obtained supporting the obligation.

The following is the balance of restructured loans as of December 31, 2017 and 2016:

Restructured loans	December 31, 2017		December 31, 2016

Local	Ps.	2,674,637	Ps.	3,179,875
Foreign		643,756		526,703
Total restructured	Ps.	3,318,393	Ps.	3,706,578

4.1.8	Foreclosed assets business process

When persuasive collection processes or credit restructurings are not effective, a legal proceeding is carried out or an agreement is reached with the client for the receipt of assets as payment. Each bank has clearly established policies for receiving assets and has a separate department specialized in the management of these cases the receipt of assets and eventual sale.

During the years ended December 31, 2017 and 2016, the following is the total of foreclosed assets received and sold during such periods:

	December 31, 2017		December 31, 2016

Foreclosed assets received	Ps.	106,030	Ps.	220,400
Foreclosed assets sold		64,038		44,677

4.1.9	Credit worthiness of financial assets (excluding loan portfolio)

The following is the breakdown of the different financial assets excluding loan portfolio, by credit risk level and type of issuer based on the rating issued by the independent credit rating agency. A financial asset is considered investment grade if its credit rating is BBB- or higher by Standard &; Poor's, or Baa3 or higher by Moody's, or F3 or higher by Fitch Ratings Colombia S.A, or BRC3 or higher by BRC of Colombia. A financial asset is considered speculative or non-investment grade if its credit rating is BB or lower by Standard &; Poor's, or Ba or lower by Moody's, or B or lower by Fitch Ratings Colombia S.A, or BRC4 or lower by BRC of Colombia.

a)	Cash and cash equivalents

	December 31, 2017		December 31, 2016
Investment grade	Ps.	9,391,266	Ps.	10,978,574
Central Bank		3,820,538		3,598,126
Financial entities		5,570,728		7,338,920
Others		-		41,528
Speculative grade		6,679,084		5,887,086
Central Bank		5,993,380		5,381,681
Financial entities		685,704		505,405
Without grade or not available		461,461		428,797
Central Bank		1,469		1,724
Financial entities		459,909		426,826
Others		83		247
Cash and cash equivalent with third parties	Ps.	16,531,811	Ps.	17,294,457
Cash held by entity (**)		5,805,027		4,898,547
Total	Ps.	22,336,838	Ps.	22,193,004

(**) Cash held by Bank in custody in vaults, ATMs and cash.

b)	Held-for-trading investments

Debt securities

	December 31, 2017		December 31, 2016
Investment grade
Sovereign (*)	Ps.	1,231,219	Ps.	985,455
Other Public Entities(**)		70,064		79,789
Corporate		68,286		84,880
Financial Entities		1,007,540		959,085
Total investment grade	Ps.	2,377,109	Ps.	2,109,209
Speculative grade
Sovereign(*)	Ps.	92,931	Ps.	88,095
Central Banks		34,095		74,727
Financial Entities		129,985		71,871
Total Speculative grade	Ps.	257,011	Ps.	234,693
Without Grade or Not available
Corporate	Ps.	16,416	Ps.	-
Total Without Grade or Not available	Ps.	16,416	Ps.	-
	Ps.	2,650,536	Ps.	2,343,902

(*)  A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).
(**) Derived from operations with government entities; including public administrations in general (plus regional and local).

c)	Available-for-sale financial assets

Debt Securities

	December 31, 2017		December 31, 2016
Investment grade
Sovereign(*)	Ps.	10,157,239	Ps.	11,115,044
Other Public Entities(**)		662,702		569,312
Corporate		148,738		341,099
Financial Entities		2,975,485		2,149,641
Multilaterals		104,885		93,069
Total investment grade	Ps.	14,049,049	Ps.	14,268,165
Speculative grade
Sovereign(*)		1,432,083		1,543,509
Central Banks		1,356,874		538,731
Corporate		274,450		366,482
Financial Entities		642,592		822,729
Total Speculative grade	Ps.	3,705,999	Ps.	3,271,451
Without Grade or Not available
Corporate		563		82,663
Financial Entities		-		15,705
Total Without Grade or Not available	Ps.	563	Ps.	98,368
Default (***)
Corporate		34,516		24,749
Total Default		34,516		24,749
	Ps.	17,790,127	Ps.	17,662,733

(*) A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).
(**) Derived from operations with government entities; including public administrations in general (plus regional and local).
(***)Includes investments in the Brazilian Telecommunications Company OI S.A. And its subsidiary Telemar Norte Leste S.A., which requested to avail themselves of the judicial protection law after declaring bankruptcy on June 20, 2016.

d)	Held-to-maturity investments

	December 31, 2017		December 31, 2016
Investment Grade
Sovereign(*)	Ps.	27,288	Ps.	25,981
Other Public Entities(**)		2,839,286		2,484,078
Corporate		-		1,541
Financial Entities		8,635		-
Multilaterals		-		58,886
Total investment Grade	Ps.	2,875,209	Ps.	2,570,486
Without Grade or Not available
Financial Entities		23,830		-
Total Without Grade or Not available		23,830		-
	Ps.	2,899,039	Ps.	2,570,486

(*) A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).
(**)Derived from operations with government entities; including public administrations in general (plus regional and local).

e)	Derivative instruments and hedging derivatives

The details of credit rating determined by independent credit rating agents of counterparties in trading asset derivative instruments and hedging derivative instruments are as follows.

Credit Worthiness	December 31, 2017		December 31, 2016
Investment Grade	Ps.	312,426	Ps.	528,823
Speculative		503		248
Without Grade or not available		70,724		101,617
Total	Ps.	383,653	Ps.	630,688

4.2	Market Risk

Market risk refers to the risk that a change in the level of one or more market prices, rates, indices, volatilities, correlations or other market factors, such as liquidity, will result in losses for a position or portfolio.

Grupo Aval´s financial subsidiaries, namely Banco de Bogotá, Banco de Occidente, Banco Popular, Banco AV Villas, Corficolombiana, AFP Porvenir and the trust companies (Fiduciarias) of the Banks and Corficolombiana actively participate in money markets, foreign exchange markets and capital markets both for their book (for balance sheet risk management and trading) and to provide services to their customers. This is done subject to established policies and risk levels. In that regard, they manage different financial asset portfolios within the allowed limits and risk levels.

Market risk arises from open positions of Grupo Aval´s financial subsidiaries in debt security investment portfolios, derivatives and equity instruments. These risks are created by changes in factors such as interest rates, inflation, foreign currency exchange rates, share prices, credit margins of instruments and their volatility, as well as the liquidity in the markets where Grupo Aval operates.

All our banking and financial subsidiaries have functional and physical boundries between the Front Office, the Middle Office and the Back Office. The various business units and trading desks are responsible for ensuring that market risk exposures are well-managed and prudent. The risk management groups and the management help ensure that these risks are measured and closely monitored. A variety of limits and controls are designed to control price and liquidity risk. Market risk is monitored through various measures: statistically (using Value-at-Risk (“VaR”) and related analytical measures); by measures of position sensitivity; and through routine stress testing conducted in collaboration with the business units by the Market Risk Department. The material risks identified by these processes are summarized in reports produced by the Market Risk Department that are circulated to, and discussed with, senior management.

For purposes of our analysis, we have segmented market risk into two categories; trading book risk due to changes in interest rates and exchange rates, and the price risks of investments in equity securities and mutual funds.

4.2.1	Trading Book Risk

Grupo Aval´s financial subsidiaries trade financial instruments for various reasons. The following are the main ones.

•	To offer products tailored to specific customer needs. Some of these products are designed to hedge the financial risks of customers.
•	To take advantage of arbitrage among different yield curves, assets and markets, and to obtain returns with an adequate use of capital.
•
To hedge asset and liability risk positions on proprietary positions, to act on behalf of customers or to take advantage of arbitrage opportunities mainly in foreign exchange and interest rates in both local and foreign markets.

In carrying out these operations, Grupo Aval´s financial subsidiaries take risks, within a set of predetermined limits. These risks are mitigated with the use of derivative products and other financial instruments but mainly with the accomplishment of stablished limits that are permanently monitored by control areas.

The following is a breakdown of Grupo Aval’s financial assets and liabilities exposed to trading risk held at December 31, 2017 and 2016.

	December 31, 2017		December 31, 2016
Account
Financial assets
Debt financial assets
Trading	Ps.	2,650,536	Ps.	2,343,902
Available-for-sale		17,790,127		17,662,733
Total	Ps.	20,440,663	Ps.	20,006,635
Derivative instruments	Ps.	328,392	Ps.	502,209
Hedging derivatives		55,261		128,479
		383,653		630,688
Total financial assets	Ps.	20,824,316	Ps.	20,637,323
Liabilities
Derivative instruments		298,665		640,695
Hedging derivatives		13,464		43,436
Total financial liabilities		312,129		684,131
Net position	Ps.	20,512,187	Ps.	19,953,192

4.2.1.1	Description of Objectives, Policies and Processes to Manage Trading Risk

The financial subsidiaries of Grupo Aval participate in money markets, foreign exchange markets and capital markets to meet their needs and those of their customers, pursuant to established policies and risk levels. In this respect, they manage different portfolios of financial assets within the limits and risk levels allowed.

The risks assumed by Grupo Aval´s financial subsidiaries in transactions related to the trading or treasury book are consistent with the overall business strategy and its risk appetite; which is based on the market depth for each instrument, its impact on risk-weighted assets and regulatory capital, the profit budget established for each business unit, and the balance sheet structure.

Business strategies are established on the basis of approved limits, in an effort to balance the risk / return relationship. Moreover, there is a structure of limits consistent with Grupo Aval’s general philosophy and is based on capital levels, earnings performance and risk tolerance.

The Market Risk Management System (SARM in Spanish) allows Grupo Aval´s financial subsidiaries to identify, measure, control and monitor the market risk they are exposed to in carrying out their operations.

There are several scenarios in which Grupo Aval´s financial subsidiaries exposed to trading risks.

• Interest Rate Risk

Grupo Aval's financial subsidiaries are exposed to interest rate risk as a result of its market-making activities and proprietary trading in interest rate sensitive financial instruments (e.g., risk arising from changes in the level or implied volatility of interest rates, the timing of mortgage prepayments, the shape of the yield curve and credit spreads for creditsensitive instruments).

• Foreign Exchange Risk

Grupo Aval's financial subdsidiary´s portfolios are exposed to foreign exchange rate and implied volatility risk as a result of making markets in foreign currencies and foreign currency options and from maintaining foreign exchange positions.

• Equity Price Risk and Mutual Fund Risk

Grupo Aval´s financial subsidiaries are exposed to equity price risk in specific investments and are exposed to mutual fund risk in short term investments in money market or mutual funds.

4.2.1.2	Risk Management

Grupo Aval banks and subsidiaries manage their trading positions by employing a variety of risk mitigation strategies. These strategies include diversification of risk exposures and hedging through the purchase or sale of positions in related securities and financial instruments, including a variety of derivative products (e.g., futures, forwards, swaps and options). Our banks independently manage market risk associated with their trading activities. The holding monitors the amount of risk taken in order to ensure that it accomplishes the global appetite, throught a series of market risk indicators and informs that are monitored on a periodical basis.

Senior management and the boards of directors of the banking and financial subsidiaries and its financial subsidiaries play an active role in managing and controlling risk. They do so by analyzing a protocol of established reports and presiding over a number of committees that comprehensively monitor - both technically and fundamentally - the different variables that influence domestic and foreign markets. This process is intended to support strategic decisions.

Analyzing and monitoring the risks that Grupo Aval´s financial subsidiaries take in their operations is essential for decision making and to assess potential effects on profit or loss. An ongoing analysis of macroeconomic conditions is necessary in order to achieve an ideal combination of risk, return and liquidity.

The risks assumed in financial operations are reflected in a limit structure that includes different types of instruments, specific trading strategies, the markets depth in which Grupo Aval´s financial subsidiaries operate, the impact on risk-weighted assets and regulatory capital, as well as the balance sheet structure. These limits are monitored daily and reported weekly to the Board of Directors of Grupo Aval´s financial subsidiaries.

In order to minimize interest rate and exchange rate risks in specific positions and transactions, Grupo Aval´s financial subsidiaries manage hedging strategies by taking positions in derivative instruments such as non-deliverable forwards (NDF) related to TES (local currency public debt) securities, money market transactions and foreign exchange forwards.

4.2.1.3	Methods Used to Measure Trading Risk

The banking and financial subsidiaries market risk department independently review the trading portfolios on a regular basis from a market risk perspective utilizing VaR (internal models and standard) and other quantitative and qualitative risk measures and analyses. Each trading businesses and the market risk departments also use, as appropriate, measures such as sensitivity to changes in interest rates, prices, implied volatilities and time decay to monitor and report market risk exposures. Stress testing, which measures the impact on the value of existing portfolios of specified changes in market factors for certain products, is performed periodically and is reviewed by trading division risk managers, desk risk managers and the market risk department. Reports summarizing material risk exposures are produced by the market risk departments and are disseminated to senior management.

The Boards of Directors and the Risk Committees of Grupo Aval´s financial subsidiaries approve a framework of limits based on the value-at-risk related to the annual budget.

Regulatory VaR (standard calculation)

The Regulatory VaR calculation is primarily used for the Superintendency of Finance’s solvency ratio calculations, any bank has internal models approved for capital purposes however they maintain internal models in order to manage their day to day risk and profit decisions.

The Superintendency of Finance methodology is based on the Basel II model. This model applies only to the banks’ investment portfolio and excludes investments classified as “held to maturity” and other specific non-trading positions included in the “Available for sale” portfolios. Total market risk is calculated on a daily basis by aggregating the VaR for each risk exposure category on a ten-day horizon using risk factors calculated in extreme market stress scenarios. VaR at month-end comprises part of the capital adequacy ratio calculation (as set forth in Decree 2555 of 2010). The Superintendency of Finance’s rules require our banks to calculate VaR for the following risk factors: interest rate risk, foreign exchange rate risk, variations in stock price risk and fund risk; correlations between risk factors are not considered. The fluctuations in the portfolio’s VaR depend on sensitivity factors determined by the Superintendency of Finance, modified duration and changes in balances outstanding. The ten-day horizon is defined as the average time in which an entity could sell a trading position i the market.

The VaR calculation for each bank is the aggregate of the VaR of the bank and its subsidiaries.

Grupo Aval´s financial subsidiaries also have parametric and non-parametric models based on the value-at-risk (VaR) method designed for internal management. These models enhance market-risk management by identifying and analyzing variations in risk factors (interest rates, exchange rates and price indexes) with respect to the value of the different instruments that constitute the portfolios. JP Morgan Risk Metrics and the historical simulation method are two examples of such models.

The methods also allow comparisons of activities in different markets and identification of the riskiest positions in treasury activities. These tools are also used to determine limits on traders’ positions and to review positions and strategies rapidly in response to changes in market conditions.

VaR models have inherent limitations, partially because they rely on historical data, which may not be an indicative of future market conditions. VaR models could overestimate or underestimate the value at risk if market conditions vary significantly and they do not calculate the greatest possible loss.

Each company uses additional measurement tools in order to compensate VaR limitations, therefore Expected Shortfall analysis, stress test and back tests are part of the risk measurement tools in the banks and subsidiaries.

The methods used to measure VaR are assessed regularly and back-tested to check their efficiency. In addition, Grupo Aval´s banks and financial subsidiaries have tools to carry out portfolio stress and/or sensitivity tests, using extreme scenario simulations. Additionally, there are limits according to the "risk type" associated with each of the instruments comprising the different portfolios. These limits are related to sensitivity or impact on the value of the portfolio as a result of fluctuations of specific risk factors such as: interest rate (Rho), exchange rate (Delta) and volatility (Vega).

Grupo Aval´s financial subsidiaries have counterparty and trading limits for each trader for the different trading platforms in the markets where they operate. These limits are controlled daily by the back and middle offices of each entity. Trading limits for individual traders are assigned based upon the individual´s level in the organization, market and trading experience and product and portfolio management knowledge.

There is also a process to monitor the prices of fixed-income bonds issued abroad published by Infovalmer the local investment price provider. We monitor daily if there are any significant differences in prices provided by Infovalmer and those observed on the Bloomberg platform.

In addition, fixed income bonds are subject to a qualitative liquidity analysis to determine the market depth for this type of instruments.

Finally, the daily transaction monitoring process includes controlling different aspects of trading, such as terms of negotiation, non-conventional or off-market transactions, and related party transactions.

According to the standard model, the market value-at-risk (VaR) for Grupo Aval´s financial subsidiaries consolidated at their level at December 31, 2017 and 2016 was as follows:

	December 31, 2017		December 31, 2016
Bank	Value	Basis points of regulatory capital	Value	Basis points of regulatory capital
Banco Bogotá	829,846	109	579,486	81
Banco de Occidente	184,223	56	141,794	56
Banco Popular	125,265	79	120,572	85
Banco AV Villas	18,394	20	89,402	130
Corficolombiana	159,214	9	159,697	11

The following tables show the VaR calculation relating to each of the risk factors described above and based on the Superintendency of Finance Methodology (Regulatory VaR) for the years ended December 31, 2017 and 2016, for a ten-day horizon for each of our Colombian banking subsidiaries (including Corficolombiana). The averages, minimums and maximums are determined based on end-of-the-month calculations.

Banco de Bogotá S.A

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	309,368	342,043	400,828	321,121
Exchange rate	12,424	52,925	304,429	304,429
Shares	7,234	7,068	8,099	8,099
Mutual funds	187,698	184,582	196,197	196,197
VaR Portfolio	523,306	586,619	829,846	829,846

Maximum, Minimum and Average VaR Values
December 31, 2016
	Minimum	Average	Maximum	Period end
Interest rate	324,908	496,788	711,827	346,303
Exchange rate	26,940	37,336	57,160	57,160
Shares	5,090	9,622	15,089	6,002
Mutual funds	149,082	160,274	170,020	170,020
VaR Portfolio	550,562	704,020	909,405	579,486

Banco de Bogota´s market risk weighted assets remained on average around 7.5 % of the total risk-weighted assets during the year ended December 31, 2017 and 5.5% on the year ended December 31, 2016.

Banco de Occidente S.A

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	140,044	162,463	184,209	174,379
Exchange rate	1,424	3,119	7,034	7,034
Shares	-	-	-	-
Mutual funds	2,580	2,702	2,811	2,811
VaR Portfolio	145,108	168,284	190,502	184,224

Maximum, Minimum and Average VaR Values
December 31, 2016
	Minimum	Average	Maximum	Period end
Interest rate	131,840	154,398	172,552	137,221
Exchange rate	1,488	2,172	3,567	2,029
Shares	-	-	-	-
Mutual funds	2,545	3,628	3,898	2,545
VaR Portfolio	137,343	160,199	177,946	141,794

Banco de Occidente´s market risk weighted assets remained on average around 5.9% of the total risk-weighted assets during the year ended December 31, 2017 and 4.2% for the year ended December 31, 2016.

Banco Popular S.A

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	103,535	115,033	122,910	119,856
Exchange rate	4	662	3,329	3,329
Shares	945	965	967	946
Mutual funds	1,019	1,085	1,203	1,134
VaR Portfolio	105,635	117,745	126,486	125,265

Maximum, Minimum and Average VaR Values
December 31, 2016
	Minimum	Average	Maximum	Period end
Interest rate	103,097	129,470	149,375	118,920
Exchange rate	17	703	2,551	273
Shares	732	813	947	764
Mutual funds	490	582	683	615
VaR Portfolio	104,583	131,567	150,964	120,572

Banco Popular´s market risk weighted assets remained on average around 7.5% of the total risk-weighted assets during the year ended December 31, 2017 and 9.6% on the year ended December 31, 2016.

Banco Comercial AV Villas S.A

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	12,563	37,998	89,381	14,206
Exchange rate	-	670	1,572	1,448
Shares	-	-	-	-
Mutual funds	481	1,394	6,373	2,741
VaR Portfolio	15,198	40,061	89,960	18,394

Maximum, Minimum and Average VaR Values
December 31, 2016
	Minimum	Average	Maximum	Period end
Interest rate	89,066	100,756	113,347	89,268
Exchange rate	0,3	307	862	7
Shares	-	-	-	-
Mutual funds	96	115	169	126
VaR Portfolio	89,243	101,178	114,065	89,402

Banco AV Villas´s market risk weighted assets remained on average around 2.2% of the total risk-weighted assets during the year ended December 31, 2017 and 13.6% on the year ended December 31, 2016.

Corficolombiana S.A

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	81,334	104,098	144,232	144,232
Exchange rate	656	2,332	4,041	4,041
Shares	9,691	10,601	11,072	10,800
Mutual funds	116	891	2,669	140
VaR Portfolio	95,312	117,460	159,214	159,214

Maximum, Minimum and Average VaR Values
December 31, 2016
	Minimum	Average	Maximum	Period end
Interest rate	130,771	219,143	282,081	141,553
Exchange rate	1,263	3,799	8,730	3,263
Shares	8,471	10,608	12,295	11,975
Mutual funds	373	2,140	3,498	2,906
VaR Portfolio	146,966	235,689	293,983	159,697

Corficolombiana´s market risk weighted assets remained on average around 32.3% of the total risk-weighted assets during the year ended December 31, 2017 and 23.6% on the year ended December 31, 2016.

4.2.1.4	Investment Price Risk in Equity Instruments

Equity Investments

As stated above, variations in equity price risk measured based on the regulatory VaR methodology include both equity securities held for trading through profit or losses and non-strategic holdings. In addition, it does not discriminate between listed and unlisted equity investments or between those which consolidate and those which do not. It focuses on investments in non-financial institutions. Holding periods for many of Corficolombiana’s equity investments exceed ten years. Its largest investments have remained in the portfolio for several years and are intended to remain as permanent investments. At December 31, 2017 and at December 31, 2016, the investment subject to regulatory VaR were holdings in Mineros S.A., with an outstanding position of 67.538 and 60.845 respectively.

The following table breaks down our investments subject to regulatory VaR by time since initial investments at December 31, 2017 and 2016.

	At December 31,
	2017			2016
	Investment subject to Regulatory VaR	Regulatory VaR	Percentage of portfolio	Investment subject to Regulatory VaR	Regulatory VaR	Percentage of portfolio
More than 36 months	67,538	9,928	100%	60,845	8,944	100.0%
Total	67,538	9,928	100%	60,845	8,944	100.0%

4.3	Structural foreign exchange risk

Grupo Aval´s financial subsidiaries have agencies and subsidiaries offshore and have assets and liabilities in foreign currencies and thus are exposed to changes in the exchange rates, primarily the United States Dollar. Foreign exchange risk is present when there are assets and liabilities denominated in foreign currency, when investments are made in subsidiaries and branches abroad and when there are loan portfolios, and obligations in foreign currency.

Banks in Colombia are authorized by the country’s central bank (Banco de la República) to trade currencies and to maintain balances in foreign currency in accounts abroad. Colombia law allows for banks to maintain a net daily asset or liability position in foreign currency, determined as the difference in foreign currency denominated rights and foreign currency denominated obligations including both on and off balance sheet positions. The average of this difference over three business days cannot exceed twenty percent (20%) of the entity´s regulatory capital. The three business day average in foreign currency can be negative without exceeding five percent (5%) of regulatory capital expressed in U.S. dollars.

There is also a limit to the spot position. This position is determined by the difference between foreign currency-denominated assets and liabilities, excluding derivatives and specific investments. The three-business-day average of the spot foreign currency position cannot exceed fifty percent (50%) of the entity's regulatory capital and it cannot be negative.

In addition, there are limits to the gross leverage position, which is defined as the sum of the rights and obligations in foreign exchange futures contracts, foreign exchange spot transactions maturing in the range of T + 1 day and T + 3 days, and other foreign exchange derivatives. The three business-day average of the gross leverage position cannot exceed five hundred and fifty percent (550%) of the entity's regulatory capital.

The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to each entities´ regulatory capital. The regulatory capital that is used is that of the last business day of the prior month at the exchange rate set by the Superintendency of Finance at the end of the previous month.

A substantial amount of Grupo Aval's foreign currency assets and liabilities are in U.S. dollars. Details on the assets and liabilities in foreign currency held by Grupo Aval at December 31, 2017 and 2016 are shown below:

December 31, 2017

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial assets
Cash and cash equivalents	3,541	1,052	13,706,552
Investments in debt securities held for trading	134	24	470,430
Investments in securities available-for-sale	2,564	631	9,532,417
Investments in debt securities held-to-maturity	17	-	50,695
Loan portfolio financial assets at amortized cost	16,217	4,500	61,817,662
Trading derivatives	91	1	274,691
Hedge derivatives	19	-	55,261
Other accounts receivable	161	202	1,083,678
Total financial assets	22,744	6,410	86,991,386

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial liabilities
Trading derivatives	85	1	256,865
Hedge derivatives	5	-	13,464
Customer deposits	14,572	4,909	58,087,999
Financial obligations	8,624	660	27,808,291
Accounts payable	437	-	1,304,929
Total financial liabilities	23,723	5,600	87,471,548
Net financial asset (liability) position	(979)	810	(480,162)

December 31, 2016

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial assets
Cash and cash equivalents	3,898	1,009	14,694,459
Investments in debt securities held for trading	172	-	516,926
Investments in securities available-for-sale	2,741	-	8,224,549
Investments in debt securities held-to-maturity	9	-	25,693
Trading derivatives	128	26	462,278
Loan portfolio financial assets at amortized cost	14,149	4,682	56,505,459
Other accounts receivable	318	-	955,677
Hedge derivatives	43	-	128,479
Total financial assets	21,458	5,717	81,513,520

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial liabilities
Trading derivatives	134	70	613,376
Hedge derivatives	14	-	43,436
Customer deposits	13,214	4,463	53,014,364
Financial obligations	9,219	-	27,664,167
Accounts payable	384	-	1,150,537
Total financial liabilities	22,964	4,533	82,485,880
Net financial asset (liability) position	(1,506)	1,184	(972,360)

Grupo Aval’s financial subsidiaries hedge their foreign exchange exposure using derivatives, especially forwards. The net foreign currency position of each subsidiary is monitored on a daily basis.

Grupo Aval has a number of investments in foreign subsidiaries and branches whose net assets are exposed to foreign exchange risk because of the translation of gains or losses for the purpose of consolidating their financial statements. The exposure arising from net assets in foreign operations is hedged primarily with financial obligations, bonds issued to the market and foreign exchange derivative instruments.

Had the peso value of the U.S. dollar increased by Ps. 10 Colombian pesos per U.S. dollar at December 31, 2017, Grupo Aval’s equity would have decrease by Ps. 1,534 (Ps.8,186 decrease in the year ended at December 31, 2016).

The foreign exchange effect on profit before taxes, Grupo Aval would have led to a decrease of Ps. 921 in the year ended December 31, 2017, (Ps.13,643 decrease in the year ended at December 31, 2016).

4.4	Structural Interest Rate Risk

Non-trading instruments consist primarily of loans and deposits. Our banks’ primary market risk exposure in their non-trading instruments is interest rate risk, which arises from the possibility of changes in market interest rates. Such changes in market interest rates affect our banks’ net interest income due to timing differences on the repricing of their assets and liabilities. Our banks are also affected by gaps in maturity dates and interest rates in the different asset and liability accounts.

Grupo Aval´s financial subsidiaries are exposed to fluctuations in market interest rates that impact their financial positions and cash flows. They monitor their interest rate risk on a daily basis and set limits to the asset and liability mismatches when they are repriced.

Grupo Aval´s banks analyze their interest rate exposure in a dynamic way. Scenario modelling considers renewal of existing positions, financing alternatives and hedges. Considering these scenarios, the banks calculate the profit and loss impact for a given change in interest rates.

The following table shows interest rates exposure for assets and liabilities at December 31, 2017 and 2016. In this table, fixed rate instruments are classified according to the maturity date and floating rate instruments are classified according to the re-pricing date. The following analysis includes all the global interest rate exposure in each bucket for our banks:

December 31, 2017

Assets	Less than one month		From one to six months		From six to twelve months		More than a year		Non- interest		Total
Cash and cash equivalents	Ps.	2,378,528	Ps.	-	Ps.	-	Ps.	-	Ps.	19,958,310	Ps.	22,336,838
Debt securities held for trading		169,328		497,031		580,030		1,404,147		-		2,650,536
Debt securities available-for-sale		495,315		1,537,630		1,300,390		14,456,792		-		17,790,127
Debt securities held-to-maturity		722,026		832,703		1,338,712		5,598		-		2,899,039
Service concession arrangements		-		-		-		2,282,611		-		2,282,611
Commercial loans and leases		21,760,032		43,162,885		7,089,736		27,416,241		-		99,428,894
Consumer loans and leases		10,003,247		8,953,299		1,731,816		29,694,533		-		50,382,895
Mortgages and housing leases		3,539,706		5,354,545		404,417		6,852,631		-		16,151,299
Microcredit loans and leases		26,553		18,028		38,197		326,910		-		409,688
Other accounts receivable		-		-		-		890,896		3,575,238		4,466,134
Total Assets	Ps.	39,094,735	Ps.	60,356,121	Ps.	12,483,298	Ps.	83,330,359	Ps.	23,533,548	Ps.	218,798,061

Liabilities	Less than one month		From one to six months		From six to twelve months		More than a year		Non- interest		Total
Checking accounts	Ps.	20,597,270	Ps.	-	Ps.	-	Ps.	-	Ps.	15,420,332	Ps.	36,017,602
Time deposits		12,733,132		24,212,202		13,456,116		12,214,713		-		62,616,163
Saving deposits		55,778,677		-		-		-		-		55,778,677
Other deposits		-		-		-		-		472,782		472,782
Interbank and overnight funds		4,836,246		134,184		-		-		-		4,970,430
Borrowing from banks and other		3,249,799		5,801,906		2,200,184		6,953,431		-		18,205,320
Long-term debt		123,261		6,500,197		416,407		12,062,331		-		19,102,196
Borrowing from development entities		523,786		1,353,790		93,154		1,027,360		-		2,998,090
Total Liabilities	Ps.	97,842,171	Ps.	38,002,279	Ps.	16,165,861	Ps.	32,257,835	Ps.	15,893,114	Ps.	200,161,260

December 31, 2016

Assets	Less than one month		From one to six months		From six to twelve months		More than a year		Non- interest		Total
Cash and cash equivalents	Ps.	885,572	Ps.	-	Ps.	-	Ps.	-	Ps.	21,307,432	Ps.	22,193,004
Debt securities held for trading		584,277		354,424		249,249		1,155,952		-		2,343,902
Debt securities available-for-sale		97,048		151,277		5,882,444		11,531,964		-		17,662,733
Debt securities held-to-maturity		51,042		2,488,507		25,693		5,244		-		2,570,486
Service concession arrangements		-		-		-		2,072,674		-		2,072,674
Commercial loans and leases		19,446,228		54,284,920		4,799,382		14,618,681		-		93,149,211
Consumer loans and leases		4,060,610		8,528,968		1,387,001		32,951,418		-		46,927,997
Mortgages and housing leases		3,896,339		423,374		105,437		10,258,387		-		14,683,537
Microcredit loans and leases		3,183		18,536		34,455		343,257		-		399,431
Other accounts receivable		-		-		-		440,275		3,279,397		3,719,672
Total Assets	Ps.	29,024,299	Ps.	66,250,006	Ps.	12,483,661	Ps.	73,377,852	Ps.	24,586,829	Ps.	205,722,647

Liabilities	Less than one month		From one to six months		From six to twelve months		More than a year		Non- interest		Total
Checking accounts	Ps.	21,843,630	Ps.	-	Ps.	-	Ps.	-	Ps.	13,134,559	Ps.	34,978,189
Time deposits		9,250,329		23,292,407		10,725,534		14,737,874		-		58,006,144
Saving deposits		50,573,924		-		-		-		-		50,573,924
Other deposits		-		-		-		-		328,798		328,798
Interbank and overnight funds		6,171,336		144,381		-		-		-		6,315,717
Borrowing from banks and other		2,636,761		5,724,376		1,961,526		7,583,970		-		17,906,633
Long-term debt		2,463,493		4,715,900		753,451		10,635,392		-		18,568,236
Borrowing from development entities		448,532		1,289,977		173,197		813,989		-		2,725,695
Total Liabilities	Ps.	93,388,005	Ps.	35,167,041	Ps.	13,613,708	Ps.	33,771,225	Ps.	13,463,357	Ps.	189,403,336

As part of their management of interest rate risk, to complement the gap analysis our banks analyze the interest rate mismatches in terms of duration, between their interest-earning assets and their interest-earning liabilities. Different shocks to risk factors (for example Colombian interest rate) allow each bank to review the performance of the gap analysis and the financial margin to movements on the market variab+les. As of December 31, 2017, if interest rates had been 50 basis points lower with all other variables held constant, Grupo Aval's income from interest-bearing financial assets would have increased by Ps. 893,925 and the expense of financial liabilities with interest would have increased by Ps. 973,911. An increase of 100 basis points in interest rates would have increased the income of financial assets Ps. 1,787,849 and expenses for liabilities Ps. 1,947,823. A reduction of 50 or 100 basis points in interest rates would have reduced income and expenses in the same amounts.

For the year ended on December 31, 2016, a 50 basis points increase in interest rates, with all the other variables constant, Grupo Aval´s revenue from interest earning financial assets would have increased by Ps. 849,370 and the expense from interest bearing financial liabilities would have increased by Ps. 931,643. A 100 basis points increase in interest rates would have increased revenues from by Ps. 1,698,740 and expenses by Ps. 1,863,286. A 50 or 100 basis point reduction in interest rates would have decreased income and expenses by the same amounts.

The following is a breakdown of interest bearing assets and liabilities, by interest rate type and by maturity, at December 31, 2017 and 2016.

December 31, 2017

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	-	Ps.	2,378,528	Ps.	-	Ps.	-	Ps.	19,958,310	Ps.	22,336,838
Debt securities held for trading		140,796		1,153,157		331,589		1,024,994		-		2,650,536
Debt securities available-for-sale		44,213		3,289,129		2,128,817		12,327,968		-		17,790,127
Debt securities held-to-maturity		2,841,714		51,727		-		5,598		-		2,899,039
Service concession arrangements		-		-		2,282,611		-		-		2,282,611
Commercial loans and leases		37,026,675		10,240,136		49,061,715		3,100,368		-		99,428,894
Consumer loans and leases		942,057		15,282,475		9,725,059		24,433,304		-		50,382,895
Mortgages and housing leases		74,604		477,646		9,695,527		5,903,522		-		16,151,299
Microcredit loans and leases		2,266		207,099		4,550		195,773		-		409,688
Other account receivables		-		-		842,173		107,559		3,516,402		4,466,134
Total Assets	Ps.	41,072,325	Ps.	33,079,897	Ps.	74,072,041	Ps.	47,099,086	Ps.	23,474,712	Ps.	218,798,061

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	-	Ps.	20,597,270	Ps.	-		-	Ps.	15,420,332	Ps.	36,017,602
Time deposits		10,785,649		33,777,955		7,605,647		10,446,912		-		62,616,163
Saving deposits		9,156,432		46,622,245		-		-		-		55,778,677
Other deposits		-		-		-		-		472,782		472,782
Interbank and overnight funds		106,495		4,863,935		-		-		-		4,970,430
Borrowing from banks and other		4,327,736		5,026,923		3,900,072		4,950,589		-		18,205,320
Long-term debt		534,852		851,809		6,772,587		10,942,948		-		19,102,196
Borrowing from development entities		373,707		11,399		2,608,953		4,031		-		2,998,090
Total Liabilities	Ps.	25,284,871	Ps.	111,751,536	Ps.	20,887,259	Ps.	26,344,480	Ps.	15,893,114	Ps.	200,161,260

December 31, 2016

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	-	Ps.	885,572	Ps.	-	Ps.	-	Ps.	21,307,432	Ps.	22,193,004
Debt securities held for trading		203,422		799,566		256,467		1,084,447		-		2,343,902
Debt securities available-for-sale		76,170		3,323,386		179,413		14,083,764		-		17,662,733
Debt securities held-to-maturity		2,486,514		78,860		3,928		1,184		-		2,570,486
Service concession arrangements		-		-		2,072,674		-		-		2,072,674
Commercial loans and leases		28,138,078		12,039,918		40,904,474		12,066,741		-		93,149,211
Consumer loans and leases		413,928		12,779,524		2,001,963		31,732,582		-		46,927,997
Mortgages and housing leases		83,339		324,246		5,363,330		8,912,622		-		14,683,537
Microcredit loans and leases		9,958		156,761		6,903		225,809		-		399,431
Other account receivables		-		-		440,275		-		3,279,397		3,719,672
Total Assets	Ps.	31,411,409	Ps.	30,387,833	Ps.	51,229,427	Ps.	68,107,149	Ps.	24,586,829	Ps.	205,722,647

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	-	Ps.	21,843,630	Ps.	-		-	Ps.	13,134,559	Ps.	34,978,189
Time deposits		13,079,866		29,792,727		6,057,772		9,075,779		-		58,006,144
Saving deposits		70,783		50,234,077		-		269,064		-		50,573,924
Other deposits		-		-		-		-		328,798		328,798
Interbank and overnight funds		712,355		5,603,362		-		-		-		6,315,717
Borrowing from banks and other		3,187,556		5,173,581		4,458,094		5,087,402		-		17,906,633
Long-term debt		1,314,956		4,234,039		4,737,643		8,281,598		-		18,568,236
Borrowing from development entities		529,843		-		2,195,852		-		-		2,725,695
Total Liabilities	Ps.	18,895,359	Ps.	116,881,416	Ps.	17,449,361	Ps.	22,713,843	Ps.	13,463,357	Ps.	189,403,336

4.5 Liquidity Risk

Liquidity risk management has always been a basic element of Grupo Aval business strategy and a fundamental cornerstone, together with capital, on which the strength of its balance sheet rests. Liquidity risk is related to the inability of Grupo Aval´s financial subsidiaries to fulfill their obligations with customers, financial market counterparties, lenders, suppliers, authorities or other stake holders at any given moment, in any currency and in any location.

Structural liquidity management aims to finance the activity recurring nature of each company under optimal terms of time and cost, avoiding taking unwanted liquidity risks. In Grupo Aval, the financing and liquidity model is decentralized and based on autonomous subsidiaries that are responsible for covering their own liquidity needs. Therefore, each entity reviews its available resources on a daily basis in order to control its liquidity risk.

Grupo Aval financial subsidiaries are responsible for covering the liquidity needs arising from its current and future activity. In consecuence, they will either take deposits from its customers in its area of influence, or by resorting to the wholesale markets where it operates. As a result, Grupo Aval financial subsidiaries have a considerable capacity to attract stable deposits, as well as a significant issue capacity in the wholesale markets.

The policies with respect to liquidity risk at Grupo Aval and our banks are directed at complying with the guidelines established by the Superintendency of Finance (which, in turn, follow some of the main guidelines of Basel II Accord of 2004). These guidelines require that Colombian banks establish a system for the administration of liquidity risks (Sistema de Administración de Riesgo de Liquidez) which includes the identification, measurement, control and monitoring functions required to ensure the management of day to day liquidity requirements, adjust to minimum requirements in terms of liquidity buffers and styablish liquidity contingency plans to deal with any unexpected situation.

The methodology for the assessment and measurement of liquidity risk at BAC has also stong standards and includes:

a) Generation of liquidity GAP analysis by currency for the short and long term, including normal and stressed scenarios. b) Coverage indicators by currency for sight and 30 days, in normal and stressed scenarios c) Prudential regulation indicators of maturity by currency for 1 and 3 months d) Indicator of liquidity coverage by currency according to regulatory provisions. e) Internal measurements to qualify liquidity risk by currency (global liquidity indicator).

Therefore, banks and other financial subsidiaries controlled by Grupo Aval are required to, and maintain adequate liquidity positions based on the Superintendency of Finance’s liquidity parameters, using a short-term liquidity index (Indicador de Riesgo de Liquidez), or “IRL,” that measures 7-, 15- and 30-day liquidity. This index is defined as the difference between adjusted liquid assets and net liquidity requirements. Liquid assets include total debt securities adjusted by market liquidity and exchange rate, excluding investments classified as “held to maturity” different from mandatory investments, Central Bank deposits and available cash. Net liquidity requirements are the difference between expected contractual asset and contractual and non-contractual liability cash flows. Cash flows from past due loans are not included in this calculation.

Grupo Aval´s financial subsidiaries assess the volatility of deposits, debt levels, the asset and liability structure, the liquidity of different asset types, the availability of lines of credit and the effectiveness of asset and liability management. The objective is to have adequate liquidity to manage possible stress scenarios.

The quantification of money market funding is an integral part of the liquidity measurement carried out by each entity. Based on statistical analysis, primary and secondary sources of liquidity are identified in order to ensure funding stability and diversification, and to minimize concentration.

Resource availability is monitored on a daily basis, not only to meet reserve requirements, but also to forecast and/or anticipate potential changes in the entities´ liquidity risk profile and make the appropriate changes in strategy. The banks have liquidity warning indicators to analyze the current situation and to implement the adequate strategy. These indicators include the IRL (Indice de Riesgo de Liquidez) , deposit concentration levels and use of the Central Bank's discount window.

Senior management of Grupo Aval´s financial subsidiaries monitor the institutions’ liquidity situation and make the necessary decisions in the Asset and Liability Committees. These committees analyze the quality liquid assets that must be maintained, the tolerance in terms of liquidity management and minimum liquidity levels. Through the ALCO the senior management also approve policies regarding placement of excess liquidity, strategies for diversification of funding sources to prevent deposit concentration, hedging strategies and changes in the balance sheet structure.

Banks in Colombia and other countries must maintain cash on hand and in Central Bank deposits in order to comply with reserve requirements. The reserve requirement calculation is based upon the daily average of the different types of deposits on a biweekly basis. As of December 31, 2017 and 2016, all of Grupo Aval´s financial subsidiaries comply with reserve requirements. Details on the requested percentage in each country are shown below:

Requested Percentage
Country	Details	%
Colombia	Checking account and Savings accounts	11%
	Time deposits > 18 months	4.5%
Guatemala	Deposits and Capital raising	11.6%
El Salvador	1st Demand deposits (1)	25%
	2nd Demand deposits (2)	25%
	3rd Debt securities	50%
Honduras	Demand deposits	12%
	Mandatory investment in local currency	5%
	Mandatory investment in foreign currency	12%
Nicaragua	Daily, Liabilities in local and foreign currency	12%
	Biweekly, Liabilities in local and foreign currency	14%
Costa Rica	Deposits in local and foreign currency	15%
	Capital raising in local and foreign currency	15%

(1) This refer to demand deposits in Central Bank or overseas banks.
(2) This refer to demand deposits in Central Bank, overseas banks or debt securities issue by Central Bank.

There are no reserve requirements for our subsidiaries located in Panama because there is no Central Bank to regulate such requirements

The following is a breakdown by different time of the Liquid Assets and the LRI – Liquidity Risk Indicator for the specified time band, reflect unconsolidated figures for each of our banks at December 31, 2017 and 2016.

December 31, 2017

Bank	Liquid assets available at the end of the year (1)	From 1 to 7 days (2)	From 8 to 15 days (2)	From 16 to 30 days (2)	From 31 to 90 days (2)
Banco de Bogotá	9,883,150	9,446,780	8,436,530	7,161,523	1,082,066
Banco Occidente	7,184,470	6,876,625	6,657,883	5,567,110	2,350,522
Banco Popular	2,905,827	2,629,285	2,332,527	1,726,392	(256,330)
Banco AV Villas	1,776,252	1,701,634	1,577,328	1,506,404	478,347
Corficolombiana	1,603,609	1,059,878	942,372	649,166	361,394

December 31, 2016

Bank	Liquid assets available at the end of the year (1)	From 1 to 7 days (2)	From 8 to 15 days (2)	From 16 to 30 days (2)	From 31 to 90 days (2)
Banco de Bogotá	10,058,552	8,732,532	5,604,879	3,786,496	(2,999,598)
Banco Occidente	3,882,343	3,453,308	3,158,023	2,638,916	1,081,962
Banco Popular	2,628,298	2,445,146	2,212,315	1,511,457	(212,024)
Banco AV Villas	1,952,334	1,723,991	1,554,462	1,206,529	56,614
Corficolombiana	1,475,836	871,378	795,495	490,178	(187,120)

(1) Liquid assets are the sum of the assets that are readily convertible to cash. These assets include cash on hand and bank deposits including Central Bank deposits, securities or coupons that have been transferred to the entity in money market transactions and have not been used in borrowing operations in the money market. It also includes investments in debt securities recorded at fair value, investments in mutual funds with no withdrawal restrictions, and debt securities carried at amortized cost, provided they are legally required or “mandatory” investments, subscribed in the primary market and that can be used for money market operations. The value of the liquid assets mentioned above, is calculated at the fair value market price on the date of the assessment.

(2) This amount is the remaining value of the liquid assets in the specified time period, or the LRI, that is calculated as the difference among the liquid assets and the liquidity requirement. The liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during the period according to the LRI methodology.

The liquidity calculations described above assume normal liquidity conditions, according to the contractual flows and historical experience of each Bank. In extreme liquidity events caused by unusual deposit withdrawals, the Banks have contingency plans that include available credit lines with other financial institutions and access to special lines of credit with Colombia´s Central Bank, in accordance with current regulations. These lines of credit are granted when required and are collateralized by Colombian government securities and by a portfolio of high quality loans, as specified in the Central Bank regulations. Grupo Aval´s Banks and its financial subsidiaries did not access the Central Bank special lines of credit during the years ended at December 31, 2017 and 2016.

The following is a breakdown by contractual undiscounted cash flows of the financial assets and liabilities including contractual interest receivable and payable at December 31, 2017 and 2016.

December 31, 2017

Assests	Less than one month		From one to six months		From six to twelve months		More than a year		Non - Sensitive		Total
Cash and cash equivalents	Ps.	-	Ps.	-	Ps.	-	Ps.	-	Ps.	23,420,225	Ps.	23,420,225
Investments in debt securities held for trading		913,190		310,701		619,023		1,316,239		-		3,159,152
Investments in securities available-for-sale		622,057		1,968,847		1,810,606		18,818,121		-		23,219,631
Investments in debt securities held-to-maturity		649,833		934,821		1,576,581		5,946		-		3,167,181
Commercial loans and leases		14,641,827		30,985,969		15,378,967		66,048,385		-		127,055,148
Consumer loans and leases		4,524,515		12,114,983		7,186,854		34,943,876		-		58,770,228
Mortgages and housing leases		263,314		1,228,796		1,434,850		28,060,685		-		30,987,645
Microcredit loans and leases		49,932		117,240		119,397		261,625		-		548,194
Trading derivatives		249,305		103,245		33,859		29,329		-		415,738
Hedging derivatives		52,122		2,657		1,752		-		-		56,531
Other accounts receivable		-		238		163		1,013,167		3,745,261		4,758,829
Other assets		-		-		-		-		482,636		482,636
Total Assets	Ps.	21,966,095	Ps.	47,767,497	Ps.	28,162,052	Ps.	150,497,373	Ps.	27,648,122	Ps.	276,041,139

Liabilities	Less than one month		From one to six months		From six to twelve months		More than a year		Non - Sensitive		Total
Checking accounts	Ps.	40,840,666	Ps.	-	Ps.	-	Ps.	-	Ps.	-	Ps.	40,840,666
Time Deposits		9,583,488		21,734,913		15,150,201		21,094,851		-		67,563,454
Saving deposits		58,656,060		-		-		-		-		58,656,060
Other deposits		471,645		-		-		34,275		-		505,920
Interbank and overnight funds		4,274,983		166,891		-		-		-		4,441,874
Borrowing from banks and other		1,963,636		6,359,672		4,262,502		8,417,134		-		21,002,945
Long-term debt		52,468		5,780,195		531,963		18,902,134		-		25,266,760
Borrowing from development entities		36,954		258,909		301,372		4,338,700		-		4,935,935
Trading derivatives		120,429		377,898		3,918		7,107		-		509,351
Hedging derivatives		13,345		119		-		-		-		13,464
Other Liabilities		2,165,287		58,605		50,583		-		4,351,782		6,626,258
Total Liabilities	Ps.	118,178,961	Ps.	34,737,201	Ps.	20,300,540	Ps.	52,794,200	Ps.	4,351,782	Ps.	230,362,686

December 31, 2016

Assests	Less than one month		From one to six months		From six to twelve months		More than a year		Non - Sensitive		Total
Cash and cash equivalents	Ps.	-	Ps.	-	Ps.	-	Ps.	-	Ps.	23,431,502	Ps.	23,431,502
Investments in debt securities held for trading		820,683		541,799		331,319		1,078,497		-		2,772,298
Investments in securities available-for-sale		944,879		1,531,453		1,506,568		16,979,066		-		20,961,966
Investments in debt securities held-to-maturity		529,014		880,233		1,219,842		17,888		-		2,646,977
Commercial loans and leases		11,627,160		22,248,731		14,210,565		56,169,672		-		104,256,128
Consumer loans and leases		5,039,323		10,345,530		6,034,277		35,590,184		-		57,009,314
Mortgages and housing leases		146,691		727,017		846,720		23,968,085		-		25,688,513
Microcredit loans and leases		39,582		116,175		129,340		263,682		-		548,779
Other accounts receivable		783,812		222,986		747,269		11,981		-		1,766,048
Trading derivatives		377,946		85,736		18,311		14,186		-		496,179
Hedging derivatives		123,672		3,540		4,607		-		-		131,819
Other assets		-		-		-		-		589,415		589,415
Total Assets	Ps.	20,432,762	Ps.	36,703,200	Ps.	25,048,818	Ps.	134,093,241	Ps.	24,020,917	Ps.	240,298,938

Liabilities	Less than one month		From one to six months		From six to twelve months		More than a year		Non - Sensitive		Total
Checking accounts	Ps.	35,176,430	Ps.	-	Ps.	-	Ps.	-	Ps.	-	Ps.	35,176,430
Time deposits		9,280,758		24,443,943		12,490,712		15,013,753		-		61,229,166
Saving deposits		51,684,382		-		-		-		-		51,684,382
Other deposits		309,940		2,292		16,584		-		-		328,816
Interbank and overnight funds		5,877,059		476,679		-		-		-		6,353,738
Borrowing from banks and other		1,279,413		5,799,940		4,459,671		11,584,008		-		23,123,032
Long-term debt		2,166,658		1,233,436		1,241,972		14,775,950		-		19,418,016
Borrowing from development entities		28,507		251,343		244,463		3,105,206		-		3,629,519
Trading derivatives	Ps.	406,656	Ps.	164,753	Ps.	85,827	Ps.	86,295	Ps.	-	Ps.	743,531
Hedging derivatives		44,650		684		942		-		-		46,276
Other Liabilities		-		-		-		-		5,957,192		5,957,192
Total Liabilities	Ps.	106,254,453	Ps.	32,373,070	Ps.	18,540,171	Ps.	44,565,212	Ps.	5,957,192	Ps.	207,690,098

4.6	Regulatory capital management

Grupo Aval is not subject to requirements of minimum capital, consequently, regulatory capital management of Grupo Aval focuses on complying with requirements at the financial subsidiaries level, pursuant to the rules established under Colombian law and regulation or under the laws and regulation of the jurisdictions where the subsidiaries operate. Recently a new Financial Conglomerates regulation was issued (Law 1870 of 2017) and is possible that some capital requirements will be asked to Grupo Aval, however the Superintendency of Finance had not yet determined anything punctual.

Banks and financial corporations are subject to a “Total Solvency Risk Ratio” (Total Regulatory Capital/Risk Weighted Assets) of at least 9% and a “Basic Solvency Risk Ratio” (Basic Ordinary Regulatory Capital/Risk Weighted Assets) of at least 4.5%.

As of December 31, 2017 and 2016, all of Grupo Aval´s financial subsidiaries comply with minimum regulatory capital requirements.

Following is the detail of the calculation of the minimum regulatory capital, required for the entites regulated by the Superintendency of Finance:

Regulatory Capital	December 31, 2017
	Banco de Bogotá	Banco de Occidente	Banco Popular	Banco AV Villas	Corficolombiana
Regulatory Capital	16,749,137	4,007,636	2,090,131	1,195,815	2,666,487
Basic ordinary equity	10,870,598	3,123,860	1,774,823	1,060,749	2,295,929
Basic additional equity	5,878,538	883,776	315,309	135,066	370,558
Market Risk	9,220,514	1,660,535	1,391,833	204,852	1,769,041
Total assets weighted by risk	123,708,231	28,165,602	18,452,556	9,493,492	7,246,604
Total solvency risk index.	13.54%	13.44%	10.53%	12.33%	36.80%
Basic solvency risk index.	8.79%	10.47%	8.94%	10.94%	31.68%

Regulatory Capital	December 31, 2016
	Banco de Bogotá	Banco de Occidente	Banco Popular	Banco AV Villas	Corficolombiana
Regulatory Capital	16,236,204	3,801,455	2,103,019	1,119,136	2,611,410
Basic ordinary equity	10,456,131	3,029,445	1,756,321	1,002,396	2,247,231
Basic additional equity	5,780,073	772,010	346,698	116,740	364,179
Market Risk	6,438,729	1,233,358	1,339,691	993,172	1,676,891
Total assets weighted by risk	116,745,434	29,588,532	18,919,825	9,768,306	7,114,069
Total solvency risk index.	13.91%	12.85%	11.12%	11.46%	36.71%
Basic solvency risk index.	8.96%	10.24%	9.28%	10.26%	31.59%

4.7	Operational Risk

Definition and objectives

Grupo Aval defines operational risk (OR) as “the risk of incurring losses due to failure on day to day processes, individual operations, systems supporting the business or external events".

Operational risk is inherent in all products, activities, processes and systems, and is generated in all business and support areas. Accordingly, all employees are responsible for managing and controlling the risks arising in their area of activity.

The aim pursued by Grupo Aval in operational risk control and management is primarily to identify, measure/assess, control/mitigate and report on this risk.

Grupo Aval’s priority, therefore, is to identify and mitigate any clusters of operational risk, irrespective of whether or not they have given rise to any losses. Measurement of this risk also contributes to the establishment of priorities in operational risk management.

The policies with respect to operational risk at Grupo Aval and our banks are directed at complying with the guidelines established by the Superintendency of Finance (which, in turn, follow the Basel II Accord of 2004), and the U.S. Sarbanes-Oxley Act of 2002. These guidelines require that Colombian banks establish a system for the administration of operational risks (Sistema de Administración de Riesgo Operacional) which includes the identification, measurement, control and monitoring functions as well as a business continuity plan.

In order to comply with these guidelines, each of our banks established within its organizational structure an operational risk unit independent of the operational and control areas of each bank. The responsibilities of these units are the establishment and definition of policies and methodologies and the procedures for communicating within each organization all information related to operational risk. In addition to the staff of each operational risk unit, the banks have established the role of operational risk advisors, which are employees in key areas who, in addition to their functional responsibilities, are required to report events or situations which may result in operational losses. Additionally, each bank has an operational risk management committee which meets on a periodical basis to review operational risks policies and follow up on the execution of action plans.

At Grupo Aval, an operational risk management committee, composed of the heads of the operational risk units of each bank and staff of Grupo Aval risk management, was established. The principal activities of this committee, which meets on a semi-monthly basis, are as follows:

•	advisory in the engagement of external consultants for the identification of gaps with international standards and the development of work plans to close the gaps;

•	coordinated analysis of norms and the impact in each of Grupo Aval’s banks;

•	identification and application of best practices;

•	identification and implementation of operational risk management tools;

•	unification of criteria in the search of business continuity tools;

•	economies of scale in the engagement of consultants and the acquisition of tools; and

•	coordination in the preparation of requests for proposals and the evaluation of proposals.

We implement, from time to time, best practices that result from meetings of the Grupo Aval operational risk management committee.

The most significant mitigation measures in the last year have focused on the improvement of security for customers in their day-to-day transactions, the management of internal and external fraud, the ongoing improvement of processes and technology, on taking steps to ensure that products are sold and services are provided in an appropriate manner.

During 2017, Grupo Aval continued to devote its full attention to cyber-security related risks, which affect all types of companies and institutions, including those in the financial sector. This situation, which is generating concern among entities and regulators, is prompting the adoption of preventive measures in order to be prepared for cyber-attacks.

Grupo Aval has a business continuity management system to ensure the continuity of the business processes in the event of a disaster or serious incident.

4.8	Compliance risk

4.8.1	Scope, mission, definitions and objective

Grupo Aval and its subsidiaries are committed to the preservation of its reputation and integrity through compliance with applicable laws, regulations and ethical standards in each of the markets in which it operates. All employees are expected to adhere to these laws, regulations and ethical standards, and management of each bank and financial subsidiary is responsible for ensuring such compliance. Compliance is therefore an essential ingredient of good corporate governance.

The compliance function encompasses all matters relating to regulatory compliance, the prevention of money laundering and terrorist financing, product governance, consumer protection anticorruption and anti-bribery program, as well as the accomplishment with the Sarbanes Oxley standards.

The compliance function is independent of the business lines in all our banks and financial subsidiaries and promotes adherence to the rules, oversight requirements, principles and values of good conduct through all our companies. A corporate governance structure at Grupo Aval establishes standards, policies and best practices that apply to each company in order to enforce the minimum standard requirements the business units should follow on the development of their day to day rolls. The compliance or risk units in each bank and financial subsidiary enforce the appliance on a local basis of the corporate and internal policies providing advice and information in the interest of employees, customers, shareholders and supervisors.

Based on the current arrangement of the Group's three lines of defense, the compliance function is a second-line control function with access to the Board of Directors and its committees through the Chief Compliance Officer (CCO) and the Legal departments of each banks, who has access to these bodies on a regular basis. This structure is in line with banking regulatory requirements and supervisory expectations.

The Compliance and Operational Risk Unit assists Management at the entity level in identifying and assessing potential compliance issues, guides and educates staff on compliance laws, rules and standards, and performs a monitoring and reporting role. The Legal departments of the banks and financial subsidiaries, have the primary responsibility for identifying and interpreting compliance laws, rules and standards, and for providing assistance in drafting related policies and procedures. Internal Audit reviews the adequacy of controls established to ensure compliance with policies, plans, procedures and business objectives, in accordance with the Internal Audit annual planning and Colombian legal requirements

Even though the compliance roll involves assessing several potential risk efforts are mainly centered on the following fields:

1.	Anti-money laundering and terrorist financing:

Grupo Aval and our banks are directed at complying with the guidelines established by the Superintendence of Finance (which, in turn, follow the higher internationals standards). These guidelines require that Colombian banks establish a system for the administration of LAFT risks (Sistema de Administración de Riesgo de Lavado de Activos y Financiacion del terrorismo- SARLAFT) which includes the identification, measurement, control and monitoring functions to prevent and mitigate possible risk materializations such as money laundering and terrorist financing.

On a Corporate basis, monthly Corporate Committees are held with the participation of the leading Compliance Officers of the main related entities. Thought these spaces Grupo Aval enforce best practices that should be adopted by the companies, and a periodic review of the methodology, risk factors, risks materializations, etc. Depending on their importance, a follow-up assessment is made in these Committees to determine if there are gaps in the factors considered (ranging from policies, organization, knowledge of the client, identification of unusual operations, status of communications, acquisition, development and maintenance of systems, incident management, business continuity plans, degree of compliance, strategy, government and control architecture, among others.) and opportunities for improvement. At the same time, once stablished remediation plans have a corporate follow up in order to see that are executed in reasonable terms. On a local basis each Compliance Officer is required to report periodically to the Board of Directors the main findings, and assessment of the LAFT risk.

2.	Anti-bribery and anti-corruption:

Without exception, Grupo Aval has designed controls such that it acts with integrity in all of its dealings and strictly prohibits bribery and corruption in any form. Anti-bribery and anti-corruption principles are stated in the Corporate Anti-Bribery and Corruption Policy and are summarized below:

•
Grupo Aval and all its subsidiaries must conduct its business fairly, honestly, accountably and transparently; therefore, all forms of bribery and corruption, including facilitation payments, are strictly prohibited

•	Gifts or entertainment must always be proportionate and reasonable and must have a legitimate purpose and must not create a conflict of interest or the perception thereof.
•	Donations, sponsorships are controlled, regulated by strict principles and should be reported to Compliance Officers
•	Questionable behavior should be challenged and rumors of improper payments or activities should be reported to management or could also be reported via the whistleblower reporting channels.

3.	Internal Control Standards:

The Internal Control System contributes to the achievement of the objectives of each entity, while ensuring that all its operations and activities are carried out in accordance with internal regulations and the regulations applicable to each of the Companies. Therefore, Grupo Aval is committed to have a solid Internal Control System that guarantees the sustainability and permanence of the Group's businesses over time; The Board of Directors of the companies through their Audit Committees must periodically review the elements and components of the system in order to develop the necessary corrective measures and improvements and the incorporation of the new national and international standards that regulate the matter. In this way, the Group will ensure that the Internal Control System complies, not only with the standards and practices that are applicable in Colombia, but with United States standards, such as the Sarbanes-Oxley Act, the requirements and recommendations of the NYSE and other norms and principles that regulate the Internal Control and its disclosure in both markets, especially those contained in COSO 2013 and their respective updates.

4.8.2	Governance

The Board of Directors is responsible, as part of its general supervisory function, for approving the appointment of the person responsible for the compliance function, as well as for its framework and its development policies. In addition, the Board of Directors is in charge of Grupo Aval's general code of conduct and the frameworks developed by the compliance function

The person responsible for the compliance function reports to the Board of Directors and its committees on a quarterly basis.

It is worth mentioning the appropriate coordination is in place with the operational risk function, which compiles the various loss events arising from compliance and conduct risks and reports them to the Board of Directors and its committees, after combining all of Grupo Aval´s risks.

4.9	Legal Risk

Grupo Aval´s Legal Division supports operational risk management in its particular area of expertise. Specifically, this division defines and institutes the necessary procedures to adequately control the legal risks inherent in banking operations, making sure legal risks are well mitigated, these controls meet legal standards. It also analyzes and drafts contracts for operations carried out by the different business units.

As to the legal situation of each subsidiary the legal division ensures, the respective contingencies have been provisioned appropriately and whenever required. Grupo Aval has assessed the claims filed against it, based on the analysis and opinions of the lawyers in charge.

With regard to copyrights, Grupo Aval and each of its subsidiaries only uses software or licenses that have been legally acquired and only allows officially licenced software to be used on its computers.

Details of the litigation filed against Grupo Aval are provided in Note 23 and 27 to the financial statements.